SENIOR CONVERTIBLE NOTES	12 Months Ended
Dec. 31, 2012
SENIOR CONVERTIBLE NOTES
SENIOR CONVERTIBLE NOTES

16. SENIOR CONVERTIBLE NOTES

(a) Senior Convertible 7% Notes

In connection with the recapitalization on October 13, 2009, the Company issued $145,000 in aggregate principal amount of 7% Notes. The 7% Notes were convertible into common shares at a conversion price of $9.00 per share (“Any time” conversion option), subject to adjustment for certain events, including certain distributions by the Company of cash, debt and other assets, spin offs and other events. The issuance of the 7% Notes was pursuant to the Indenture dated October 13, 2009, between the Company and Piraeus Bank (as the successor of Cyprus Popular Bank Public Co. Ltd.), and the Note Purchase Agreement, executed by each of Investment Bank of Greece and Focus Maritime Corp. as purchasers.

All of the outstanding 7% Notes owned by Focus Maritime Corp. were pledged to, and their acquisition was financed by, Piraeus Bank (as the successor of Cyprus Popular Bank Public Co. Ltd.) $20,000 of the proceeds of the 7% Notes were used to partially repay a portion of existing indebtedness and the remaining proceeds were used for general corporate purposes and to fund vessel acquisitions. The Note Purchase Agreement and the Indenture with respect to the 7% Notes contained certain covenants, including, among others, limitations on the incurrence of additional indebtedness, except for approved vessel acquisitions, and limitations on mergers and consolidations. In connection with the issuance of the 7% Notes, the Company entered into a Registration Rights Agreement providing the holders of the 7% Notes with certain demand and other registration rights for the common shares underlying the 7% Notes. The Investment Bank of Greece also received warrants to purchase up to 416,667 common shares at an exercise price of $24.00 per share, with an expiration date of October 13, 2015, in connection with advisory services provided by the Investment Bank of Greece to the Company.

In November 2009, Focus Maritime Corp., a company controlled by Michail S. Zolotas, the Company’s Chairman, Chief Executive Officer and member of the Company’s Board of Directors, converted $20,000 of the 7% Notes into approximately 2.22 million new common shares of the Company. In connection with the Restructuring of NewLead’s debt, on July 2, 2012, the Company entered into an agreement with Focus Maritime Corp. for the conversion of its remaining $124,900 of the 7% Notes, together with interest accrued thereon and future interest payment and an additional fee payable to Focus Maritime Corp. as an inducement for the conversion, into approximately 264.9 million common shares of the Company. Under the agreement with Focus Maritime Corp., the Company may not allow debt to equity conversions on more favorable terms to other debtors. As of December 31, 2012, Investment Bank of Greece retained $100 outstanding principal amount of the 7% Notes.

The Company recorded a BCF totaling $100,536 as a contra liability (discount) that had to be amortized into the income statement (via interest charge) over the life of the 7% Notes. For the year ended December 31, 2012, $71,561 of the BCF was amortized and reflected as interest expense in the statement of operations ($8,161 for the year ended December 31, 2011, and $5,942 for the year ended December 31 2010). In addition, as a result of the agreement with Focus Maritime Corp., the Company recorded an inducement loss of $293,109, which is included in Loss on extinguishment of convertible notes. Accordingly, in the aggregate, $100 and $125,000 of the 7% Notes remained outstanding as at December 31, 2012 and December 31, 2011, respectively.

The amount regarding the 7% Notes presented in the consolidated balance sheets is as follows:

7% Notes
Balance at January 1, 2010	$39,283
Amortization of the Beneficial Conversion Feature	5,942
Make whole fundamental change	5
Balance at December 31, 2010	$45,230
Amortization of the Beneficial Conversion Feature	8,161
Make whole fundamental change	0
Balance at December 31, 2011	$53,391
Amortization of the Beneficial Conversion Feature	71,561
Partial Conversion of the Convertible Senior Notes	(124,900)
Balance at December 31, 2012	$52

As of December 31, 2012, the Company was not in compliance with its financial covenants on this indebtedness and had defaulted on three coupon payments. As such, the full amount outstanding was reclassified to current liabilities.

(b) Senior Convertible 4.5% Note

In connection with the agreement with Lemissoler Maritime Company W.L.L. (refer to Note 17), on December 31, 2012, the Company issued $50,000 in aggregate principal amount of its notional 4.5% Senior Convertible Note due in 2022 to Prime (the “4.5% Note”). The 4.5% Note will bear interest at an annual rate of 4.5%, which is payable quarterly on March 1, June 1, September 1 and December 1 of each year (beginning on March 1, 2013), until maturity in December 2022 or earlier upon redemption, repurchase or conversion in accordance with its terms. At the option of the Company, subject to certain conditions, interest and principal payments may be satisfied by issuing additional common shares of the Company (rather than in cash).

The amount of shares to be paid is calculated by dividing (i) the per share amount equal to 80% of the arithmetic average of the daily volume-weighted average price (“VWAPs”) of the Company’s common shares for all of the trading days during the period of 30 consecutive trading days ending on and including the trading day immediately preceding the interest payment date into (ii) an amount equal to the total amount of cash such holder would receive if the aggregate amount of interest on the 4.5% Note was being paid in cash. The 4.5% Note is convertible, at a holder’s option, at any time prior to the close of business on the maturity date or earlier upon redemption or repurchase in accordance with its terms. The holder has the right to convert the principal amount of the 4.5% Note, or any portion of such principal amount which is at least $1 (or such lesser principal amount of the 4.5% Note as shall be outstanding at such time), plus accrued and unpaid interest, into that number of fully paid and non-assessable common shares of the Company (as such shares shall then be constituted) obtained by dividing (1) the sum of (x) the principal amount of the 4.5% Note or portion thereof being converted plus (y) accrued and unpaid interest on the portion of the principal amount of the 4.5% Note being converted to the applicable conversion date plus (z) accrued and unpaid default interest, if any, on the amount referred to in the immediately preceding clause (y) to the applicable conversion date by (2) the Conversion Price (as defined below) in effect on the applicable conversion date. The Conversion Price means an amount equal to 80% of the arithmetic average of the daily VWAPs of the common shares of the Company for all of the trading days during the period of 30 consecutive trading days ending on and including the trading day immediately preceding the conversion date. If the holder does not convert the 4.5% Note prior to the maturity date, then so long as no certain events of default (“Events of Default”) or an event triggering a repurchase (“Repurchase Event”) has occurred and is continuing, the principal of and accrued interest on the 4.5% Note that is outstanding on the maturity date shall automatically convert, without further action by the holder, into common shares of the Company. The number of common shares issued by the Company to the holder upon such conversion shall be the quotient obtained by dividing (x) the outstanding principal of and accrued interest on the 4.5% Note on the maturity date by (y) the Conversion Price then in effect.

The Company may redeem all or part of the outstanding principal amount of the 4.5% Note at any time, subject to certain conditions, at a redemption price in cash equal to the sum of (1) 100% of the outstanding principal amount of the 4.5% Note plus (2) accrued and unpaid interest on such principal amount to the redemption date plus (3) accrued and unpaid default interest, if any, on the amount referred to in the immediately preceding clause (2) at the rate provided in the 4.5% Note to the redemption date, subject to certain conditions specified in the 4.5% Note. If a Repurchase Event occurs, the holder will have the right, at the holder’s option, to require the Company to repurchase all of the 4.5% Note, or any portion thereof, on a repurchase date that is five business days after the date of the holder delivered its notice with respect to such Repurchase Event. The repurchase price will be an amount in cash equal to the sum of (1) 100% of the outstanding principal amount of the 4.5% Note that the holder has elected to be repurchased plus (2) accrued and unpaid interest on such principal amount to the date of such repurchase plus (3) accrued and unpaid default interest, if any, thereon at the rate provided in the 4.5% Note to the date of such repurchase. If an Event of Default shall have occurred, then the applicable interest rate shall be increased to 6.5% per annum during the period from the date of such Event of Default until the date no Event of Default is continuing. The Company may, at its option, subject to certain conditions, make any payments required to be made by the Company to the holder upon acceleration of the 4.5% Note by reason of certain Events of Default in common shares of the Company.

On the date of the issuance, the fair value of the 4.5% Note amounted to $62,500. As of December 31, 2012, the Company was not in compliance with certain covenants on this indebtedness.